Taxation (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Line Items]
Schedule of current and deferred portion of income tax (benefit)/expense of the Company's China subsidiaries, VIEs, and subsidiaries of the VIEs

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Current income tax expense	18,516	42,610	19,231
Deferred income tax benefit	—	(36,901)	(17,263)

Income tax expense	18,516	5,709	1,968

Schedule of reconciliation between the statutory EIT rate and the effective tax rates

	For the year ended December 31,
	2017	2018	2019
Statutory income tax rate in PRC	25.00%	25.00%	25.00%
Tax effect of different tax rates in other jurisdictions	0.00%	2.73%	(0.04)%
Tax effect of unrecognized loss	0.00%	5.29%	(0.09)%
Tax effect of tax-exempt entities	(14.08)%	429.86%	(5.84)%
Tax effect of expired tax attribute carryforwards	0.00%	0.00%	(0.01)%
Tax effect of preferred tax rate	(1.91)%	(93.64)%	5.40%
Tax effect of R&D expense additional deduction	4.35%	(87.93)%	0.67%
Tax effect of non-deductible expenses	10.78%	56.73%	(0.29)%
Tax effect of deferred tax effect of tax rate change	(3.65)%	0.00%	0.40%
Changes in valuation allowance	(48.40)%	(265.59)%	(25.42)%

Effective tax rate	(27.91)%	72.45%	(0.22)%

*	Tax-exempt entities represent entities entity incorporated in the Cayman Islands for which the statutory tax rate is zero.

Schedule of components of the deferred tax assets and deferred tax liabilities

	As of December 31,
	2018	2019
	RMB	RMB
Deferred tax assets:
Allowance for doubtful accounts, credit losses and impairment losses	45,205	263,383
Deductible advertising fees	1,894	225
Net operating loss carry forwards	19,513	37,214
Guarantee liabilities	636	36,165
Deferred revenue from Upfront assessment fee under 606	—	4,776
Accrued expense	1,073	667

Subtotal	68,321	342,430

Less: valuation allowance	(30,098)	(260,002)

Total deferred tax assets, net	38,223	82,428

Deferred tax liabilities:
Intangible assets acquired in a business combination	1,322	9,343
Interest income from related parties	—	8,410

Total deferred tax liabilities	1,322	17,753
Net deferred tax asset	36,901	64,675

Schedule of changes in valuation allowance

	As of December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at beginning of the year	18,916	51,027	30,098
Additions	42,419	21,224	245,886
Reversals	(10,308)	(42,153)	(15,982)

Balance at end of the year	51,027	30,098	260,002

Australia
Income Tax Disclosure [Line Items]
Schedule of components of the deferred tax assets and deferred tax liabilities

As of December 31,
2019
RMB
Deferred tax assets:
Net operating loss carry forwards	1,566
Total deferred tax assets, net	1,566

Less: valuation allowance	—
Total deferred tax assets, net	1,566
Deferred tax liabilities:
Intangible assets acquired in a business combination	3,694

Total deferred tax liabilities	3,694

Net deferred tax liabilities	2,128